Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.57%
Australia–1.40%
Rio Tinto PLC	159,201	$9,605,884
Belgium–0.80%
Umicore S.A.	132,169	5,503,290
Brazil–1.16%
Pagseguro Digital Ltd., Class A(a)	209,599	7,903,978
Canada–1.32%
Nuvei Corp.(a)	214,064	9,037,782
China–4.25%
Alibaba Group Holding Ltd., ADR(a)	27,689	8,140,012
Autohome, Inc., ADR	80,021	7,682,016
Ping An Healthcare and Technology Co. Ltd.(a)(b)	244,200	3,127,315
Xinyi Glass Holdings Ltd.	5,014,000	10,144,606
		29,093,949
Denmark–1.03%
AP Moller - Maersk A/S, Class B	4,450	7,055,077
France–0.57%
Dassault Systemes SE	20,719	3,864,812
Germany–8.86%
Infineon Technologies AG	290,057	8,204,768
KION Group AG	109,234	9,381,139
RWE AG	194,297	7,284,448
SAP SE	82,372	12,827,247
Siemens AG	163,426	20,664,512
Siemens Energy AG(a)	81,713	2,203,501
		60,565,615
Hong Kong–2.37%
AIA Group Ltd.	1,643,400	16,189,427
India–0.58%
Housing Development Finance Corp. Ltd.	167,843	3,983,506
Ireland–1.01%
Ryanair Holdings PLC, ADR(a)	84,097	6,875,771
Italy–3.85%
Enel S.p.A.	1,827,025	15,864,334
Prysmian S.p.A.	359,742	10,460,301
		26,324,635
Japan–6.83%
Hitachi Ltd.	521,000	17,604,435
KDDI Corp.	362,100	9,159,665
Kobe Bussan Co. Ltd.	90,600	4,981,447
Nissan Chemical Corp.	152,000	8,108,228
Shionogi & Co. Ltd.	128,300	6,864,183
		46,717,958
Luxembourg–1.11%
ArcelorMittal S.A.(a)	567,395	7,566,755
Shares		Value
Singapore–1.21%
DBS Group Holdings Ltd.	563,300	$8,285,201
South Korea–1.04%
Samsung Electronics Co. Ltd.	141,488	7,128,968
Spain–1.13%
Bankinter S.A.	1,792,716	7,713,316
Switzerland–2.03%
Cie Financiere Richemont S.A.	101,964	6,829,629
Novartis AG	80,880	7,028,575
		13,858,204
United Kingdom–10.56%
B&M European Value Retail S.A.	1,415,766	9,008,294
BAE Systems PLC	1,000,401	6,187,980
Experian PLC	204,730	7,661,164
Hiscox Ltd.(a)	628,602	7,235,069
Imperial Brands PLC	648,198	11,425,681
Nomad Foods Ltd.(a)	737,575	18,793,411
Reckitt Benckiser Group PLC	121,746	11,869,399
		72,180,998
United States–48.46%
Activision Blizzard, Inc.	106,455	8,617,532
Align Technology, Inc.(a)	24,356	7,973,180
Alphabet, Inc., Class C(a)	16,263	23,900,105
American Express Co.	149,372	14,974,543
Aptiv PLC	96,782	8,872,974
BioMarin Pharmaceutical, Inc.(a)	91,127	6,932,942
Carrier Global Corp.	271,522	8,292,282
Chevron Corp.	185,041	13,322,952
Chubb Ltd.	67,777	7,870,265
Comcast Corp., Class A	240,003	11,102,539
EPAM Systems, Inc.(a)	36,426	11,775,797
First Republic Bank	141,530	15,435,262
Globus Medical, Inc., Class A(a)	268,465	13,294,387
Intercontinental Exchange, Inc.	104,632	10,468,432
IQVIA Holdings, Inc.(a)	45,850	7,227,335
James Hardie Industries PLC, CDI	282,291	6,723,796
Marsh & McLennan Cos., Inc.	79,986	9,174,394
Mastercard, Inc., Class A	29,108	9,843,452
Moody’s Corp.	28,060	8,133,191
NIKE, Inc., Class B	75,470	9,474,504
Northrop Grumman Corp.	19,586	6,179,187
PepsiCo, Inc.	97,646	13,533,736
Pinterest, Inc., Class A(a)	346,969	14,402,683
Raytheon Technologies Corp.	152,922	8,799,132
salesforce.com, inc.(a)	100,174	25,175,730
Samsonite International S.A.(a)(b)	6,043,200	6,167,098
Silk Road Medical, Inc.(a)	41,870	2,814,083
Texas Instruments, Inc.	81,210	11,595,976
T-Mobile US, Inc.(a)	93,101	10,647,030
Wynn Resorts Ltd.	147,403	10,585,009

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Shares		Value
United States–(continued)
Zimmer Biomet Holdings, Inc.	58,991	$8,031,035
		331,340,563
Total Common Stocks & Other Equity Interests (Cost $545,936,441)		680,795,689
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	2,964,735	2,964,735
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	1,976,490	$1,976,490
Total Money Market Funds (Cost $4,941,225)		4,941,225
TOTAL INVESTMENTS IN SECURITIES—100.29% (Cost $550,877,666)		685,736,914
OTHER ASSETS LESS LIABILITIES–(0.29)%		(2,003,147)
NET ASSETS–100.00%		$683,733,767
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $9,294,413, which represented 1.36% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,050	$73,717,335	$(70,791,650)	$-	$-	$2,964,735	$21,106
Invesco Treasury Portfolio, Institutional Class	26,034	49,144,889	(47,194,433)	-	-	1,976,490	13,446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	592,727	(592,727)	-	-	-	1*
Invesco Private Prime Fund	-	61,082	(61,082)	-	-	-	-
Total	$65,084	$123,516,033	$(118,639,892)	$-	$-	$4,941,225	$34,553

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$9,605,884	$—	$9,605,884
Belgium	—	5,503,290	—	5,503,290
Brazil	7,903,978	—	—	7,903,978
Canada	9,037,782	—	—	9,037,782
China	15,822,028	13,271,921	—	29,093,949
Denmark	—	7,055,077	—	7,055,077
France	—	3,864,812	—	3,864,812
Germany	2,203,501	58,362,114	—	60,565,615
Hong Kong	—	16,189,427	—	16,189,427
India	—	3,983,506	—	3,983,506
Ireland	6,875,771	—	—	6,875,771
Italy	—	26,324,635	—	26,324,635
Japan	—	46,717,958	—	46,717,958
Luxembourg	—	7,566,755	—	7,566,755
Singapore	—	8,285,201	—	8,285,201
South Korea	—	7,128,968	—	7,128,968
Spain	—	7,713,316	—	7,713,316
Switzerland	—	13,858,204	—	13,858,204
United Kingdom	18,793,411	53,387,587	—	72,180,998
United States	318,449,669	12,890,894	—	331,340,563
Money Market Funds	4,941,225	—	—	4,941,225
Total Investments	$384,027,365	$301,709,549	$—	$685,736,914
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Core Equity Fund